EVENTS AFTER THE BALANCE SHEET DATE	9 Months Ended
Dec. 31, 2023
Events After Balance Sheet Date
EVENTS AFTER THE BALANCE SHEET DATE

NOTE 21. EVENTS AFTER THE BALANCE SHEET DATE

In January 2024, the Company commenced selling its shares in Intensity on Nasdaq. Through February 26, 2024, the Company had sold an aggregate 486,213 shares for proceeds, net of related expenses, of $2.1 million.